CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands	Ordinary shares [Member] Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Ordinary shares [Member] Cumulative Effect, Period of Adoption, Adjustment USD ($)	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] USD ($) shares	Treasury stock [Member] Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Treasury stock [Member] CNY (¥)	Treasury stock [Member] USD ($)	Additional paid-in capital [Member] Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated other comprehensive loss [Member] Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Accumulated other comprehensive loss [Member] CNY (¥)	Accumulated other comprehensive loss [Member] USD ($)	Accumulated deficit [Member] Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Noncontrolling interests [Member] Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Contingently redeemable noncontrolling Interest [Member] Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Contingently redeemable noncontrolling Interest [Member] CNY (¥)	Contingently redeemable noncontrolling Interest [Member] USD ($)	Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	CNY (¥)	USD ($)
Cumulative adjustments for changes in accounting principles | ¥			¥ 105			¥ (8)			¥ 1,860,763			¥ (47,418)			¥ (879,393)			¥ 80,869			¥ 0			¥ 1,014,918
Balance at Dec. 31, 2017 | ¥			¥ 105			(8)			1,860,763			(47,418)			(879,393)			80,869			0			1,014,918
Balance, shares at Dec. 31, 2017 | shares			130,091,977	130,091,977
Net loss			¥ 0	$ 0		0			0			0			(234,875)			(24,422)			0			(259,297)
Other comprehensive income			0	0		0			0			(41,203)			0			1,527			0			(39,676)
Accretion of contingently redeemable noncontrolling interests			0	0		0			0			0			(124,355)			3,989			120,366			(120,366)
Share-based compensation			0	0		0			11,139			0			0			0			0			11,139
Contribution from contingently redeemable noncontrolling interests			0	0		0			0			0			0			0			1,500,000			0
Acquisition of additional shares of non-wholly owned subsidiaries			0	$ 0		0			(35,770)			0			0			(22,545)			0			(58,315)
Restricted shares vested | ¥			¥ 0			0			0			0			0			0			0			0
Restricted shares vested (in shares) | shares			86,400	86,400
Acquisition of noncontrolling interests			¥ 0	$ 0		0			0			0			0			99,480			0			99,480
Modification of noncontrolling interests			0	$ 0		0			(77,195)			0			0			(22,805)			100,000			(100,000)
Balance at Dec. 31, 2018	¥ 0	$ 0	¥ 105		¥ 0	(8)		¥ 0	1,758,937		¥ 0	(88,621)		¥ 5,632	(1,232,991)		¥ 0	116,093		¥ 0	1,720,366		¥ 5,632	553,515
Balance, shares at Dec. 31, 2018 | shares			130,178,377	130,178,377
Cumulative adjustments for changes in accounting principles	0	0	¥ 105		0	(8)		0	1,758,937		0	(88,621)		5,632	(1,232,991)		0	116,093		0	1,720,366		5,632	553,515
Net loss			0	$ 0		0			0			0			(307,049)			(45,043)			0			(352,092)
Other comprehensive income			0	0		0			0			(8,664)			0			1,113			0			(7,551)
Accretion of contingently redeemable noncontrolling interests			0	0		0			0			0			(245,477)			56,237			189,240			(189,240)
Share-based compensation			0	0		0			20,593			0			0			0			0			20,593
Contribution from contingently redeemable noncontrolling interests			0	0		0			7			0			0			4,585			0			4,592
Acquisition of additional shares of non-wholly owned subsidiaries			0	$ 0		0			(19,596)			0			0			(30,589)			0			(50,185)
Restricted shares vested | ¥			¥ 0			0			0			0			0			0			0			0
Restricted shares vested (in shares) | shares			63,618	63,618
Balance at Dec. 31, 2019 | ¥			¥ 105			(8)			1,759,941			(97,285)			(1,785,517)			102,396			1,909,606			(20,368)
Balance, shares at Dec. 31, 2019 | shares			130,241,995	130,241,995
Cumulative adjustments for changes in accounting principles | ¥			¥ 105			(8)			1,759,941			(97,285)			(1,785,517)			102,396			1,909,606			(20,368)
Net loss			0	$ 0		0			0			0			(309,989)			(94,040)			0			(404,029)	$ (61,922,000)
Other comprehensive income			0	0		0			0			50,856			0			0			0			50,856
Contribution from noncontrolling interest			0	0		0			59,464			0			0			51,410			0			110,874
Accretion of contingently redeemable noncontrolling interests			0	0		0			0			0			(359,920)			87,266			272,654			(272,654)
Share-based compensation			0	0		0			20,621			0			0			0			0			20,621
Contribution from contingently redeemable noncontrolling interests			0	0		0			0			0			0			0			731,415			0
Acquisition of additional shares of non-wholly owned subsidiaries			0	$ 0		0			0			0			0			3,078			0			3,078
Restricted shares vested | ¥			¥ 0			0			0			0			0			0			0			0
Restricted shares vested (in shares) | shares			9,690	9,690
Balance at Dec. 31, 2020	0	0	¥ 105	$ 16,000	0	(8)	$ (1,000)	0	1,840,026	$ 281,996,000	0	(46,429)	$ (7,116,000)	(1,223)	(2,456,649)	$ (376,498,000)	0	150,110	$ 23,005,000	0	2,913,675	$ 446,540,000	(1,223)	(512,845)	(78,598,000)
Balance, shares at Dec. 31, 2020 | shares			130,251,685	130,251,685
Cumulative adjustments for changes in accounting principles	¥ 0	$ 0	¥ 105	$ 16,000	¥ 0	¥ (8)	$ (1,000)	¥ 0	¥ 1,840,026	$ 281,996,000	¥ 0	¥ (46,429)	$ (7,116,000)	¥ (1,223)	¥ (2,456,649)	$ (376,498,000)	¥ 0	¥ 150,110	$ 23,005,000	¥ 0	¥ 2,913,675	$ 446,540,000	¥ (1,223)	¥ (512,845)	$ (78,598,000)